GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,737	$ 5,651
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	275	252
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	118	120
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	50	31
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,294	$ 5,248	$ 5,143